United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2026

Date of reporting period: September 30, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 85.2%
Communication Services - 14.7%
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc.	77,755	$1,357,603

Entertainment - 11.0%
ROBLOX Corp., Class AA	86,899	12,037,249
Roku, Inc.A	130,258	13,042,734

		25,079,983

Interactive Media & Services - 2.1%
Meta Platforms, Inc., Class A	3,412	2,505,705
Pinterest, Inc., Class AA	72,297	2,325,794

		4,831,499

Media - 1.0%
Trade Desk, Inc., Class AA	44,191	2,165,801

Total Communication Services		33,434,886

Consumer Discretionary - 15.8%
Automobiles - 12.4%
Tesla, Inc.A	63,602	28,285,082

Broadline Retail - 1.6%
Amazon.com, Inc.A	16,006	3,514,437

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class AA	16,792	2,038,885
DraftKings, Inc., Class AA	54,946	2,054,980

		4,093,865

Total Consumer Discretionary		35,893,384

Financials - 12.6%
Capital Markets - 10.8%
Coinbase Global, Inc., Class AA	38,514	12,998,090
Robinhood Markets, Inc., Class AA	81,590	11,682,056

		24,680,146

Consumer Finance - 0.8%
SoFi Technologies, Inc.A	70,092	1,851,831

Financial Services - 1.0%
Block, Inc.A	31,216	2,255,980

Total Financials		28,787,957

Health Care - 18.3%
Biotechnology - 10.1%
Beam Therapeutics, Inc.A B	192,268	4,666,345
Exact Sciences Corp.A	42,048	2,300,446
Intellia Therapeutics, Inc.A	258,208	4,459,252
Natera, Inc.A	14,856	2,391,370
Recursion Pharmaceuticals, Inc., Class AA B	525,717	2,565,499
Twist Bioscience Corp.A	133,884	3,767,496
Veracyte, Inc.A	84,175	2,889,728

		23,040,136

Health Care Equipment & Supplies - 0.2%
Cerus Corp.A	299,780	476,650

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 85.2% (continued)
Health Care - 18.3% (continued)
Health Care Providers & Services - 0.4%
GeneDx Holdings Corp.A	8,764	$944,233

Life Sciences Tools & Services - 7.6%
10X Genomics, Inc., Class AA	273,462	3,196,771
Illumina, Inc.A	25,206	2,393,814
Pacific Biosciences of California, Inc.A B	622,647	796,988
Tempus AI, Inc.A B	133,731	10,793,429

		17,181,002

Total Health Care		41,642,021

Industrials - 5.0%
Aerospace & Defense - 4.3%
Archer Aviation, Inc., Class AA	503,284	4,821,461
BWX Technologies, Inc.	12,345	2,276,048
Kratos Defense & Security Solutions, Inc.A	28,874	2,638,217

		9,735,726

Machinery - 0.7%
Deere & Co.	3,401	1,555,141

Total Industrials		11,290,867

Information Technology - 18.8%
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc.A	40,934	6,622,712
NVIDIA Corp.	14,754	2,752,801
Teradyne, Inc.	37,010	5,094,056

		14,469,569

Software - 12.4%
BitMine Immersion Technologies, Inc.A	129,797	6,740,358
Circle Internet Group, Inc.A	46,963	6,226,354
Gitlab, Inc., Class AA B	57,332	2,584,527
PagerDuty, Inc.A	173,153	2,860,488
Palantir Technologies, Inc., Class AA	53,790	9,812,372

		28,224,099

Total Information Technology		42,693,668

Total Common Stocks (Cost $107,857,210)		193,742,783

FOREIGN COMMON STOCKS - 13.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Baidu, Inc., ADRA	2,549	335,882

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd., ADR	1,950	348,523

Financials - 1.1%
Capital Markets - 1.1%
BullishA	39,902	2,538,166

Health Care - 5.9%
Biotechnology - 5.9%
CRISPR Therapeutics AGA	208,173	13,491,692

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 13.2% (continued)
Information Technology - 5.9%
IT Services - 4.7%
Shopify, Inc., Class AA	72,443	$10,765,754

Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,384	2,620,858

Total Information Technology		13,386,612

Total Foreign Common Stocks (Cost $15,103,299)		30,100,875

SHORT-TERM INVESTMENTS - 1.7% (Cost $3,932,423)
Investment Companies - 1.7%
American Beacon U.S. Government Money Market Select Fund, 4.09%C D	3,932,423	3,932,423

SECURITIES LENDING COLLATERAL - 5.0% (Cost $11,408,366)
Investment Companies - 5.0%
American Beacon U.S. Government Money Market Select Fund, 4.09%C D	11,408,366	11,408,366

TOTAL INVESTMENTS - 105.1% (Cost $138,301,298)		239,184,447
LIABILITIES, NET OF OTHER ASSETS - (5.1%)		(11,602,558)

TOTAL NET ASSETS - 100.0%		$227,581,889

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$193,742,783	$—	$—	$193,742,783
Foreign Common Stocks	30,100,875	—	—	30,100,875
Short-Term Investments	3,932,423	—	—	3,932,423
Securities Lending Collateral	11,408,366	—	—	11,408,366

Total Investments in Securities - Assets	$239,184,447	$—	$—	$239,184,447

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.4%
Communication Services - 20.8%
Entertainment - 10.9%
Electronic Arts, Inc.	3,805	$767,468
Lionsgate Studios Corp.A	446,604	3,081,568
Starz Entertainment Corp.A	35,993	530,177
Walt Disney Co.	27,450	3,143,025

		7,522,238

Interactive Media & Services - 9.9%
Alphabet, Inc., Class C	16,120	3,926,026
Pinterest, Inc., Class AA	89,910	2,892,405

		6,818,431

Total Communication Services		14,340,669

Consumer Discretionary - 10.5%
Hotels, Restaurants & Leisure - 4.5%
Penn Entertainment, Inc.A	162,500	3,129,750

Leisure Products - 3.8%
Topgolf Callaway Brands Corp.A	274,500	2,607,750

Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp.A	15,270	1,547,920

Total Consumer Discretionary		7,285,420

Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 2.5%
Target Corp.	19,075	1,711,028

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Devon Energy Corp.	51,420	1,802,785

Financials - 18.2%
Banks - 9.0%
Bank of America Corp.	58,805	3,033,750
Truist Financial Corp.	69,705	3,186,912

		6,220,662

Capital Markets - 3.7%
Nasdaq, Inc.	28,755	2,543,380

Financial Services - 5.5%
Berkshire Hathaway, Inc., Class BA	7,505	3,773,064

Total Financials		12,537,106

Health Care - 12.8%
Health Care Equipment & Supplies - 7.3%
Hologic, Inc.A	30,700	2,071,943
Zimmer Biomet Holdings, Inc.	30,315	2,986,027

		5,057,970

Pharmaceuticals - 5.5%
Elanco Animal Health, Inc.A B	186,250	3,751,075

Total Health Care		8,809,045

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.4% (continued)
Industrials - 7.3%
Aerospace & Defense - 4.8%
L3Harris Technologies, Inc.	10,815	$3,303,009

Professional Services - 2.5%
SS&C Technologies Holdings, Inc.	19,475	1,728,601

Total Industrials		5,031,610

Information Technology - 16.7%
Semiconductors & Semiconductor Equipment - 8.1%
Micron Technology, Inc.	18,650	3,120,518
Ultra Clean Holdings, Inc.A	91,125	2,483,156

		5,603,674

Software - 8.6%
NCR Voyix Corp.A	250,400	3,142,520
Tenable Holdings, Inc.A	94,950	2,768,742

		5,911,262

Total Information Technology		11,514,936

Materials - 6.0%
Chemicals - 1.8%
Axalta Coating Systems Ltd.A	43,770	1,252,698

Containers & Packaging - 4.2%
Graphic Packaging Holding Co.	149,325	2,922,290

Total Materials		4,174,988

Total Common Stocks (Cost $50,757,560)		67,207,587

SHORT-TERM INVESTMENTS - 3.5% (Cost $2,405,488)
Investment Companies - 3.5%
American Beacon U.S. Government Money Market Select Fund, 4.09%C D	2,405,488	2,405,488

TOTAL INVESTMENTS - 100.9% (Cost $53,163,048)		69,613,075
LIABILITIES, NET OF OTHER ASSETS - (0.9%)		(594,680)

TOTAL NET ASSETS - 100.0%		$69,018,395

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$67,207,587	$—	$—	$67,207,587
Short-Term Investments	2,405,488	—	—	2,405,488

Total Investments in Securities - Assets	$69,613,075	$—	$—	$69,613,075

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.6%
Communication Services - 15.3%
Entertainment - 14.1%
Atlanta Braves Holdings, Inc., Class CA	26,551	$1,104,256
Lionsgate Studios Corp.A	177,764	1,226,572
Madison Square Garden Sports Corp.A	6,843	1,553,361
Starz Entertainment Corp.A	11,908	175,405

		4,059,594

Interactive Media & Services - 1.2%
Pinterest, Inc., Class AA	10,600	341,002

Total Communication Services		4,400,596

Consumer Discretionary - 10.4%
Hotels, Restaurants & Leisure - 5.1%
Penn Entertainment, Inc.A	76,600	1,475,316

Leisure Products - 5.3%
Topgolf Callaway Brands Corp.A	159,500	1,515,250

Total Consumer Discretionary		2,990,566

Consumer Staples - 3.5%
Food Products - 3.0%
Ingredion, Inc.	2,793	341,053
Simply Good Foods Co.A	21,150	524,943

		865,996

Personal Products - 0.5%
BellRing Brands, Inc.A	3,675	133,587

Total Consumer Staples		999,583

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Devon Energy Corp.	15,943	558,962

Financials - 12.0%
Banks - 4.3%
Ameris Bancorp	8,900	652,459
Synovus Financial Corp.	12,100	593,868

		1,246,327

Capital Markets - 7.7%
Donnelley Financial Solutions, Inc.A	21,853	1,123,900
Jefferies Financial Group, Inc.	16,544	1,082,308

		2,206,208

Total Financials		3,452,535

Health Care - 9.4%
Health Care Equipment & Supplies - 4.3%
Hologic, Inc.A	10,700	722,143
Neogen Corp.A	90,900	519,039

		1,241,182

Pharmaceuticals - 5.1%
Elanco Animal Health, Inc.A B	72,982	1,469,857

Total Health Care		2,711,039

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.6% (continued)
Industrials - 4.4%
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	3,572	$658,570

Professional Services - 2.1%
SS&C Technologies Holdings, Inc.	6,670	592,029

Total Industrials		1,250,599

Information Technology - 21.7%
Semiconductors & Semiconductor Equipment - 8.9%
MKS, Inc.	9,580	1,185,717
Ultra Clean Holdings, Inc.A	50,177	1,367,323

		2,553,040

Software - 12.8%
Blackbaud, Inc.A	9,700	623,807
NCR Voyix Corp.A	105,900	1,329,045
Rapid7, Inc.A	24,050	450,937
Tenable Holdings, Inc.A	44,500	1,297,620

		3,701,409

Total Information Technology		6,254,449

Materials - 16.0%
Chemicals - 12.0%
Ashland, Inc.	25,500	1,221,705
Axalta Coating Systems Ltd.A	42,755	1,223,648
Ecovyst, Inc.A	115,124	1,008,486

		3,453,839

Containers & Packaging - 4.0%
Graphic Packaging Holding Co.	59,161	1,157,781

Total Materials		4,611,620

Total Common Stocks (Cost $26,493,271)		27,229,949

EXCHANGE-TRADED INSTRUMENTS - 2.0% (Cost $572,129)
Exchange-Traded Funds - 2.0%
SPDR S&P MidCap 400 ETF Trust	1,000	596,030

FOREIGN COMMON STOCKS - 2.1% (Cost $562,504)
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 2.1%
Genius Sports Ltd.A	48,925	605,691

SHORT-TERM INVESTMENTS - 1.3% (Cost $364,745)
Investment Companies - 1.3%
American Beacon U.S. Government Money Market Select Fund, 4.09%C D	364,745	364,745

TOTAL INVESTMENTS - 100.0% (Cost $27,992,649)		28,796,415
LIABILITIES, NET OF OTHER ASSETS - (0.0%)		(10,264)

TOTAL NET ASSETS - 100.0%		$28,786,151

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2025.
C	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

D	7-day yield.

ETF - Exchange-Traded Fund.

SPDR - Standard & Poor’s Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$27,229,949	$—	$—	$27,229,949
Exchange-Traded Instruments	596,030	—	—	596,030
Foreign Common Stocks	605,691	—	—	605,691
Short-Term Investments	364,745	—	—	364,745

Total Investments in Securities - Assets	$28,796,415	$—	$—	$28,796,415

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 98.5%
CONVERTIBLE PREFERRED STOCKS - 10.8%
Financials - 4.3%
Capital Markets - 1.2%
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	79,408	$3,953,724

Financial Services - 3.1%
AMG Capital Trust II, 5.150%, Due 10/15/2037	61,254	3,920,256
Apollo Global Management, Inc., 6.750%, Due 7/31/2026	43,587	3,074,822
Shift4 Payments, Inc., 6.000%, Due 5/1/2028	33,600	3,172,176

		10,167,254

Total Financials		14,120,978

Health Care - 2.1%
Health Care Providers & Services - 1.7%
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	56,294	5,685,131

Life Sciences Tools & Services - 0.4%
Bruker Corp., 6.375%, Due 9/1/2028A	4,159	1,130,416

Total Health Care		6,815,547

Industrials - 0.8%
Machinery - 0.8%
Chart Industries, Inc., Series B, 6.750%, Due 12/15/2025	38,332	2,728,472

Information Technology - 2.1%
Software - 0.8%
NCR Voyix Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)B	2,476	2,534,483

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	61,895	4,218,144

Total Information Technology		6,752,627

Materials - 1.5%
Chemicals - 1.5%
Albemarle Corp., 7.250%, Due 3/1/2027	108,383	4,128,309
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,026	902,880

		5,031,189

Total Materials		5,031,189

Total Convertible Preferred Stocks (Cost $31,036,987)		35,448,813

PREFERRED STOCKS - 1.9%
Financials - 1.9%
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
Adamas Trust, Inc.,
Series E, 11.283%, (3 mo. USD LIBOR + 6.429%)B C	1,078	27,090
Series F, 6.875%, (1 day USD SOFR + 6.130%)B C	26,097	593,707
AGNC Investment Corp.,
Series E, 9.572%, (3 mo. USD Term SOFR + 5.255%)B C	3,313	85,144
Series F, 9.276%, (3 mo. USD Term SOFR + 4.959%)B C	64,916	1,646,270
MFA Financial, Inc., Series C, 9.583%, (3 mo. USD Term SOFR + 5.607%)B C	69,344	1,655,241
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)B C	7,315	185,216
Rithm Capital Corp.,
Series B, 9.878%, (3 mo. USD Term SOFR + 5.902%)B C	17,847	453,671
Series C, 9.207%, (3 mo. USD Term SOFR + 5.231%)B C	64,479	1,587,473

		6,233,812

Total Financials		6,233,812

Total Preferred Stocks (Cost $6,086,324)		6,233,812

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.5% (continued)
CONVERTIBLE OBLIGATIONS - 73.9%
Basic Materials - 2.1%
Mining - 2.1%
Centrus Energy Corp., 2.250%, Due 11/1/2030D E	$1,519,000	$4,974,725
Century Aluminum Co., 2.750%, Due 5/1/2028E	1,136,000	1,850,544

		6,825,269

Total Basic Materials		6,825,269

Communications - 8.7%
Internet - 4.0%
Airbnb, Inc., Due 3/15/2026E	791,000	773,202
fuboTV, Inc., 3.250%, Due 2/15/2026E	1,260,000	1,244,250
Hims & Hers Health, Inc., Due 5/15/2030D E	1,063,000	1,193,218
Snap, Inc., 0.500%, Due 5/1/2030E	3,215,000	2,748,825
Upwork, Inc., 0.250%, Due 8/15/2026E	326,000	315,214
Wayfair, Inc., 3.500%, Due 11/15/2028E	2,363,000	4,899,681
Ziff Davis, Inc.,
1.750%, Due 11/1/2026	959,000	918,722
3.625%, Due 3/1/2028D E	1,020,000	983,025

		13,076,137

Media - 4.0%
Liberty Broadband Corp., 3.125%, Due 3/31/2053D E F	3,635,000	3,587,745
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028E	3,946,000	4,113,705
Sphere Entertainment Co., 3.500%, Due 12/1/2028E	2,859,000	5,403,510

		13,104,960

Telecommunications - 0.7%
ADTRAN Holdings, Inc., 3.750%, Due 9/15/2030D E	701,000	784,068
AST SpaceMobile, Inc., 2.375%, Due 10/15/2032D E	830,000	860,295
BlackSky Technology, Inc., 8.250%, Due 8/1/2033D E	641,000	721,125

		2,365,488

Total Communications		28,546,585

Consumer, Cyclical - 5.6%
Entertainment - 3.2%
DraftKings Holdings, Inc., Due 3/15/2028E	3,211,000	2,881,873
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029E	3,026,000	4,881,271
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027E	2,762,000	2,632,738

		10,395,882

Leisure Time - 0.7%
Carnival Corp., 5.750%, Due 12/1/2027E F	664,000	1,483,001
NCL Corp. Ltd., 0.750%, Due 9/15/2030D	350,000	353,063
Peloton Interactive, Inc., Due 2/15/2026	690,000	676,200

		2,512,264

Retail - 1.7%
Cheesecake Factory, Inc., 2.000%, Due 3/15/2030D E	3,587,000	3,660,534
GameStop Corp., Due 6/15/2032D E	1,715,000	1,954,242

		5,614,776

Total Consumer, Cyclical		18,522,922

Consumer, Non-Cyclical - 17.2%
Biotechnology - 1.9%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029E	3,754,000	3,695,813
Celcuity, Inc., 2.750%, Due 8/1/2031E	310,000	411,605
Ionis Pharmaceuticals, Inc., 1.750%, Due 6/15/2028E	1,437,000	1,985,754

		6,093,172

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.5% (continued)
CONVERTIBLE OBLIGATIONS - 73.9% (continued)
Consumer, Non-Cyclical - 17.2% (continued)
Commercial Services - 1.6%
Affirm Holdings, Inc., Due 11/15/2026E	$1,394,000	$1,324,646
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029E	2,381,000	2,283,379
Block, Inc., 0.250%, Due 11/1/2027E	1,722,000	1,566,159

		5,174,184

Cosmetics/Personal Care - 0.1%
Oddity Finance LLC, Due 6/15/2030D E	250,000	251,875

Health Care - Products - 7.4%
CONMED Corp., 2.250%, Due 6/15/2027E	3,716,000	3,535,798
Enovis Corp., 3.875%, Due 10/15/2028E	4,284,000	4,213,314
Exact Sciences Corp.,
0.375%, Due 3/15/2027E	720,000	690,840
2.000%, Due 3/1/2030D	3,079,000	3,193,309
Haemonetics Corp.,
Due 3/1/2026	1,745,000	1,705,740
2.500%, Due 6/1/2029E	2,653,000	2,447,809
Integer Holdings Corp., 1.875%, Due 3/15/2030D E	2,376,000	2,302,344
LeMaitre Vascular, Inc., 2.500%, Due 2/1/2030D E	2,490,000	2,534,820
Omnicell, Inc., 1.000%, Due 12/1/2029D E	3,264,000	3,025,728
Tempus AI, Inc., 0.750%, Due 7/15/2030D E	756,000	948,780

		24,598,482

Health Care - Services - 0.7%
Oscar Health, Inc., 2.250%, Due 9/1/2030D E	701,000	770,981
Teladoc Health, Inc., 1.250%, Due 6/1/2027	1,540,000	1,438,352

		2,209,333

Household Products/Wares - 0.8%
Spectrum Brands, Inc., 3.375%, Due 6/1/2029E	3,079,000	2,857,312

Pharmaceuticals - 4.7%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029E	2,639,000	3,113,254
Dexcom, Inc., 0.375%, Due 5/15/2028E	1,401,000	1,277,011
Jazz Investments I Ltd., 3.125%, Due 9/15/2030E	3,759,000	4,460,053
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029E	2,191,000	5,261,687
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029E	1,333,000	1,350,987

		15,462,992

Total Consumer, Non-Cyclical		56,647,350

Energy - 3.6%
Coal - 0.3%
Peabody Energy Corp., 3.250%, Due 3/1/2028E	691,000	1,035,606

Energy - Alternate Sources - 3.3%
Array Technologies, Inc., 1.000%, Due 12/1/2028E	3,471,000	3,005,078
Enphase Energy, Inc., Due 3/1/2026	1,823,000	1,775,234
SolarEdge Technologies, Inc., 2.250%, Due 7/1/2029	1,040,000	1,371,240
Sunrun, Inc., 4.000%, Due 3/1/2030	1,383,000	1,879,225
XPLR Infrastructure LP, Due 11/15/2025D	2,716,000	2,695,630

		10,726,407

Total Energy		11,762,013

Financial - 11.7%
Diversified Financial Services - 1.4%
EZCORP, Inc., 3.750%, Due 12/15/2029D E	1,023,000	1,867,998
WisdomTree, Inc., 4.625%, Due 8/15/2030D	2,775,000	2,939,165

		4,807,163

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.5% (continued)
CONVERTIBLE OBLIGATIONS - 73.9% (continued)
Financial - 11.7% (continued)
Investment Companies - 2.4%
Bit Digital, Inc., 4.000%, Due 10/01/2030	$173,000	$173,000
Capital Southwest Corp., 5.125%, Due 11/15/2029E	1,635,000	1,610,475
MARA Holdings, Inc.,
Due 3/1/2030D	379,000	378,621
Due 6/1/2031D E	2,077,000	1,966,052
Terawulf, Inc.,
2.750%, Due 2/1/2030D	1,389,000	2,235,752
1.000%, Due 9/1/2031D	1,164,000	1,385,160

		7,749,060

REITS - 7.9%
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027E	2,991,000	2,931,180
Pebblebrook Hotel Trust,
1.750%, Due 12/15/2026	1,606,000	1,582,689
1.625%, Due 1/15/2030D E	1,753,000	1,723,516
PennyMac Corp.,
5.500%, Due 3/15/2026E	3,766,000	3,739,638
8.500%, Due 6/1/2029	1,025,000	1,054,213
Redwood Trust, Inc., 7.750%, Due 6/15/2027E	5,768,000	5,770,884
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026E	5,002,000	4,899,459
Two Harbors Investment Corp., 6.250%, Due 1/15/2026E	4,310,000	4,299,227

		26,000,806

Total Financial		38,557,029

Industrial - 4.0%
Electronics - 1.4%
Applied Optoelectronics, Inc., 2.750%, Due 1/15/2030E	1,538,000	1,531,959
OSI Systems, Inc., 2.250%, Due 8/1/2029E	1,999,000	2,897,550

		4,429,509

Machinery - Construction & Mining - 1.8%
Bloom Energy Corp., 3.000%, Due 6/1/2029E	1,397,000	5,765,419

Miscellaneous Manufacturing - 0.0%
JBT Marel Corp., 0.375%, Due 9/15/2030D	70,000	68,005

Trucking & Leasing - 0.8%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028E	2,592,000	2,774,477

Total Industrial		13,037,410

Technology - 17.6%
Computers - 6.0%
Lumentum Holdings, Inc., 0.500%, Due 6/15/2028E	1,272,000	1,771,260
Mitek Systems, Inc., 0.750%, Due 2/1/2026	1,839,000	1,803,115
Parsons Corp., 2.625%, Due 3/1/2029E	1,384,000	1,577,760
Rapid7, Inc., 1.250%, Due 3/15/2029E	2,323,000	2,050,830
Rubrik, Inc., Due 6/15/2030D	171,000	172,966
Super Micro Computer, Inc., Due 6/15/2030D E	2,062,000	2,275,417
Western Digital Corp., 3.000%, Due 11/15/2028E	2,973,000	9,535,898
Zscaler, Inc., Due 7/15/2028D	481,000	476,912

		19,664,158

Semiconductors - 1.7%
Cohu, Inc., 1.500%, Due 1/15/2031D	350,000	357,974
MKS, Inc., 1.250%, Due 6/1/2030E	2,279,000	2,495,505
ON Semiconductor Corp., 0.500%, Due 3/1/2029E	3,040,000	2,804,920

		5,658,399

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.5% (continued)
CONVERTIBLE OBLIGATIONS - 73.9% (continued)
Technology - 17.6% (continued)
Software - 9.9%
Bentley Systems, Inc., 0.375%, Due 7/1/2027E	$2,720,000	$2,560,880
Bill Holdings, Inc., Due 4/1/2030D E	1,530,000	1,361,700
Cloudflare, Inc., Due 6/15/2030D E	103,000	116,956
CSG Systems International, Inc., 3.875%, Due 9/15/2028E	3,447,000	3,824,446
Dayforce, Inc., 0.250%, Due 3/15/2026E	2,780,000	2,720,230
DigitalOcean Holdings, Inc., Due 8/15/2030D E	1,387,000	1,545,646
Evolent Health, Inc.,
3.500%, Due 12/1/2029E	3,060,000	2,449,530
4.500%, Due 8/15/2031D	348,000	347,845
Five9, Inc., 1.000%, Due 3/15/2029E	2,497,000	2,206,100
Jamf Holding Corp., 0.125%, Due 9/1/2026	340,000	325,380
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029D E	1,979,000	4,696,167
Planet Labs PBC, 0.500%, Due 10/15/2030D E	699,000	941,902
Progress Software Corp., 3.500%, Due 3/1/2030E	3,626,000	3,642,317
PROS Holdings, Inc., 2.250%, Due 9/15/2027E	1,630,000	1,606,365
Strategy, Inc., Due 12/1/2029D E	2,519,000	2,254,532
Unity Software, Inc., Due 3/15/2030D	1,388,000	1,874,668

		32,474,664

Total Technology		57,797,221

Utilities - 3.4%
Electric - 3.4%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026E	3,038,000	3,372,180
Duke Energy Corp., 4.125%, Due 4/15/2026E	3,358,000	3,604,813
PG&E Corp., 4.250%, Due 12/1/2027E	4,097,000	4,143,296

		11,120,289

Total Utilities		11,120,289

Total Convertible Obligations (Cost $211,248,447)		242,816,088

FOREIGN CONVERTIBLE OBLIGATIONS - 4.7%
Basic Materials - 2.2%
Mining - 2.2%
Equinox Gold Corp., 4.750%, Due 10/15/2028E	2,440,000	4,676,260
Fortuna Mining Corp., 3.750%, Due 6/30/2029E	1,670,000	2,647,387

		7,323,647

Total Basic Materials		7,323,647

Communications - 0.3%
Internet - 0.3%
Wix.com Ltd., Due 9/15/2030D	873,000	953,316

Consumer, Cyclical - 0.3%
Auto Parts & Equipment - 0.3%
indie Semiconductor, Inc., 4.500%, Due 11/15/2027D E	1,164,000	1,142,175

Consumer, Non-Cyclical - 1.0%
Pharmaceuticals - 1.0%
Ascendis Pharma AS, 2.250%, Due 4/1/2028E	2,493,000	3,390,480

Financial - 0.7%
Diversified Financial Services - 0.2%
Qfin Holdings, Inc., 0.500%, Due 4/1/2030D E	828,000	712,080

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 98.5% (continued)
FOREIGN CONVERTIBLE OBLIGATIONS - 4.7% (continued)
Financial - 0.7% (continued)
Investment Companies - 0.5%
IREN Ltd., 3.500%, Due 12/15/2029, Series IREND E	$446,000	$1,593,781

Total Financial		2,305,861

Technology - 0.2%
Software - 0.2%
Nebius Group NV,
1.000%, Due 9/15/2030D	105,000	122,115
2.750%, Due 9/15/2032D E	350,000	406,875

		528,990

Total Technology		528,990

Total Foreign Convertible Obligations (Cost $11,350,183)		15,644,469

	Shares
SHORT TERM INVESTMENTS - 7.2% (Cost $23,766,878)
Investment Companies - 7.2%
American Beacon U.S. Government Money Market Select Fund, 4.09%G H	23,766,878	23,766,878

Total Securities Held Long (Cost $283,488,819)		323,910,060

SECURITIES SOLD SHORT - (39.3%)
Common Stocks - (39.3%)
Communication Services - (3.2%)
Diversified Telecommunication Services - (0.2%)
AST SpaceMobile, Inc.A	(9,077)	(445,499)

Entertainment - (2.5%)
Live Nation Entertainment, Inc.A	(24,116)	(3,940,554)
Sphere Entertainment Co.A	(70,162)	(4,358,464)

		(8,299,018)

Interactive Media & Services - (0.1%)
Snap, Inc., Class AA	(57,634)	(444,358)
Ziff Davis, Inc.A	(529)	(20,155)

		(464,513)

Media - (0.4%)
Sirius XM Holdings, Inc.	(56,020)	(1,303,866)

Total Communication Services		(10,512,896)

Consumer Discretionary - (2.7%)
Hotels, Restaurants & Leisure - (1.0%)
Carnival Corp.A	(47,584)	(1,375,654)
Cheesecake Factory, Inc.	(28,280)	(1,545,219)
DraftKings, Inc., Class AA	(6,566)	(245,568)
Marriott Vacations Worldwide Corp.	(786)	(52,316)
Norwegian Cruise Line Holdings Ltd.A	(6,300)	(155,169)

		(3,373,926)

Specialty Retail - (1.7%)
GameStop Corp., Class AA	(42,152)	(1,149,907)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (39.3%) (continued)
Common Stocks - (39.3%) (continued)
Consumer Discretionary - (2.7%) (continued)
Specialty Retail - (1.6%) (continued)
Wayfair, Inc., Class AA	(47,576)	$(4,249,964)

		(5,399,871)

Total Consumer Discretionary		(8,773,797)

Consumer Staples - (0.1%)
Household Products - (0.1%)
Spectrum Brands Holdings, Inc.	(6,503)	(341,603)

Personal Products - 0.0%
Oddity Tech Ltd., Class AA	(1,748)	(108,900)

Total Consumer Staples		(450,503)

Energy - (1.6%)
Oil, Gas & Consumable Fuels - (1.6%)
Centrus Energy Corp., Class AA	(14,585)	(4,522,371)
Peabody Energy Corp.	(27,472)	(728,557)

		(5,250,928)

Total Energy		(5,250,928)

Financials - (4.1%)
Capital Markets - (2.0%)
Affiliated Managers Group, Inc.	(9,568)	(2,281,298)
ARES Management Corp., Class A	(19,708)	(3,151,112)
WisdomTree, Inc.	(85,854)	(1,193,371)

		(6,625,781)

Consumer Finance - (0.5%)
EZCORP, Inc., Class AA	(80,838)	(1,539,155)
Qfin Holdings, Inc.	(5,688)	(163,701)

		(1,702,856)

Financial Services - (1.5%)
Apollo Global Management, Inc.	(19,815)	(2,640,745)
Block, Inc.A	(276)	(19,947)
Shift4 Payments, Inc., Class AA	(29,493)	(2,282,758)

		(4,943,450)

Insurance - (0.1%)
Oscar Health, Inc., Class AA	(14,721)	(278,669)

Total Financials		(13,550,756)

Health Care - (8.0%)
Biotechnology - (3.2%)
Ascendis Pharma ASA	(10,243)	(2,036,411)
Bridgebio Pharma, Inc.A	(16,333)	(848,336)
Celcuity, Inc.A	(4,753)	(234,798)
Exact Sciences Corp.A	(24,286)	(1,328,687)
Ionis Pharmaceuticals, Inc.A	(20,291)	(1,327,437)
Mirum Pharmaceuticals, Inc.A	(63,437)	(4,650,567)

		(10,426,236)

Health Care Equipment & Supplies - (1.2%)
CONMED Corp.	(1,352)	(63,584)
Dexcom, Inc.A	(1,638)	(110,221)
Enovis Corp.A	(23,529)	(713,870)
Haemonetics Corp.A	(5,581)	(272,018)
Integer Holdings Corp.A	(8,048)	(831,600)
LeMaitre Vascular, Inc.	(11,807)	(1,033,231)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (39.3%) (continued)
Common Stocks - (39.3%) (continued)
Health Care - (8.0%) (continued)
Health Care Equipment & Supplies - (1.2%) (continued)
Omnicell, Inc.A	(27,192)	$(827,996)

		(3,852,520)

Health Care Providers & Services - (1.8%)
BrightSpring Health Services, Inc.A	(176,688)	(5,222,897)
Hims & Hers Health, Inc.A	(11,031)	(625,679)

		(5,848,576)

Health Care Technology - (0.1%)
Evolent Health, Inc., Class AA	(33,623)	(284,450)

Life Sciences Tools & Services - (0.4%)
Bruker Corp.	(24,260)	(788,208)
Tempus AI, Inc.A	(6,844)	(552,379)

		(1,340,587)

Pharmaceuticals - (1.3%)
Collegium Pharmaceutical, Inc.A	(52,968)	(1,853,350)
Jazz Pharmaceuticals PLCA	(15,300)	(2,016,540)
Pacira BioSciences, Inc.A	(19,947)	(514,034)

		(4,383,924)

Total Health Care		(26,136,293)

Industrials - (3.8%)
Electrical Equipment - (1.7%)
Array Technologies, Inc.A	(48,871)	(398,299)
Bloom Energy Corp., Class AA	(48,976)	(4,141,900)
Sunrun, Inc.A	(72,123)	(1,247,007)

		(5,787,206)

Machinery - (1.1%)
Chart Industries, Inc.A	(11,884)	(2,378,583)
Greenbrier Cos., Inc.	(23,989)	(1,107,572)
JBT Marel Corp.	(140)	(19,663)

		(3,505,818)

Professional Services - (1.0%)
BlackSky Technology, Inc.A	(10,077)	(203,051)
CSG Systems International, Inc.	(28,891)	(1,860,003)
Parsons Corp.A	(8,395)	(696,113)
Planet Labs PBCA	(44,666)	(579,765)

		(3,338,932)

Total Industrials		(12,631,956)

Information Technology - (10.9%)
Communications Equipment - (0.7%)
ADTRAN Holdings, Inc.A	(45,049)	(422,559)
Applied Optoelectronics, Inc.A	(23,446)	(607,955)
Lumentum Holdings, Inc.A	(7,231)	(1,176,556)

		(2,207,070)

Electronic Equipment, Instruments & Components - (0.6%)
OSI Systems, Inc.A	(8,259)	(2,058,473)

IT Services - (0.4%)
Cloudflare, Inc., Class AA	(285)	(61,158)
DigitalOcean Holdings, Inc.A	(20,945)	(715,481)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (39.3%) (continued)
Common Stocks - (39.3%) (continued)
Information Technology - (10.9%) (continued)
IT Services - (0.4%) (continued)
Wix.com Ltd.A	(2,794)	$(496,299)

		(1,272,938)

Semiconductors & Semiconductor Equipment - (0.9%)
Cohu, Inc.A	(2,800)	(56,924)
indie Semiconductor, Inc., Class AA	(53,835)	(219,109)
MKS, Inc.	(9,674)	(1,197,351)
ON Semiconductor Corp.A	(10,743)	(529,737)
SolarEdge Technologies, Inc.A	(25,169)	(931,253)

		(2,934,374)

Software - (4.2%)
Alarm.com Holdings, Inc.A	(10,796)	(573,052)
Bentley Systems, Inc., Class B	(6,510)	(335,135)
Bill Holdings, Inc.A	(5,720)	(302,988)
Bit Digital, Inc.A	(27,680)	(81,562)
Five9, Inc.A	(7,467)	(180,701)
IREN Ltd.A	(30,818)	(1,446,289)
MARA Holdings, Inc.A	(35,406)	(646,513)
NCR Voyix Corp.A	(64,562)	(810,253)
Nebius Group NVA	(2,240)	(251,485)
Pagaya Technologies Ltd., Class AA	(129,008)	(3,830,247)
Progress Software Corp.A	(23,788)	(1,045,007)
PROS Holdings, Inc.A	(4,627)	(106,005)
Rapid7, Inc.A	(7,170)	(134,437)
Rubrik, Inc., Class AA	(876)	(72,051)
Strategy, Inc.A	(2,015)	(649,253)
Terawulf, Inc.A	(201,873)	(2,305,390)
Unity Software, Inc.A	(23,145)	(926,726)
Zscaler, Inc.A	(497)	(148,931)

		(13,846,025)

Technology Hardware, Storage & Peripherals - (4.1%)
Hewlett Packard Enterprise Co.	(140,465)	(3,449,821)
Super Micro Computer, Inc.A	(23,646)	(1,133,589)
Western Digital Corp.	(74,955)	(8,999,097)

		(13,582,507)

Total Information Technology		(35,901,387)

Materials - (3.2%)
Chemicals - (1.0%)
Albemarle Corp.	(41,912)	(3,398,225)

Metals & Mining - (2.2%)
Century Aluminum Co.A	(50,965)	(1,496,332)
Equinox Gold Corp.A	(345,818)	(3,880,078)
Fortuna Mining Corp.A	(203,481)	(1,823,190)

		(7,199,600)

Total Materials		(10,597,825)

Real Estate - (0.2%)
Hotel & Resort REITs - (0.2%)
Pebblebrook Hotel Trust	(68,106)	(775,727)
Summit Hotel Properties, Inc.	(2,813)	(15,444)

		(791,171)

Total Real Estate		(791,171)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (39.3%) (continued)
Common Stocks - (39.3%) (continued)
Utilities - (1.5%)
Electric Utilities - (0.9%)
Duke Energy Corp.	(17,989)	$(2,226,139)
PG&E Corp.	(37,041)	(558,578)

		(2,784,717)

Multi-Utilities - (0.6%)
CenterPoint Energy, Inc.	(52,434)	(2,034,439)

Total Utilities		(4,819,156)

Total Common Stocks (Proceeds $(90,925,706))		(129,416,668)

Total Securities Sold Short (Proceeds $(90,925,706))		(129,416,668)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITITES SOLD SHORT) - 98.5% (Cost $283,488,819)		323,910,060
TOTAL WRITTEN OPTIONS CONTRACTS - (0.3%) (Premiums Received $(97,795))		(870,288)
TOTAL SECURITIES SOLD SHORT - (39.3%) (Proceeds $(90,925,706))		(129,416,668)
OTHER ASSETS, NET OF LIABILITIES - 41.1%		135,176,952

NET ASSETS - 100.00%		$328,800,056

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2025.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $68,712,803 or 20.9% of net assets. The Fund has no right to demand registration of these securities.

E	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $226,202,946 or 68.8% of net assets.
F	Callable security.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Written Options Contracts Open on September 30, 2025:

Equity Options

Description	Counterparty	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call-Unity Software, Inc.	NFS	$30.00	10/17/2025	USD	77	7,700	$(33,339)	$(78,348)	$(45,009)
Call-Bloom Energy Corp.	NFS	$26.00	11/21/2025	USD	134	13,400	$(64,456)	$(791,940)	$(727,484)

							$(97,795)	$(870,288)	$(772,493)

Glossary:

Counterparty Abbreviations:

NFS	National Financial Services LLC

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$—	$35,448,813	$—	$35,448,813
Preferred Stocks	5,454,889	778,923	—	6,233,812
Convertible Obligations	—	242,816,088	—	242,816,088
Foreign Convertible Obligations	—	15,644,469	—	15,644,469
Short-Term Investments	23,766,878	—	—	23,766,878

Total Investments in Securities - Assets	$29,221,767	$294,688,293	$—	$323,910,060

Liabilities
Common Stocks (Sold Short)	$(129,416,668)	$—	$—	$(129,416,668)

Total Investments in Securities - Liabilities	$(129,416,668)	$—	$—	$(129,416,668)

Total Investments in Securities	$(100,194,901)	$294,688,293	$—	$194,493,392

Financial Derivative Instruments - Liabilities
Written Options	(870,288)	—	—	(870,288)

Total Financial Derivative Instruments - Liabilities	$(870,288)	$—	$—	$(870,288)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 11.3%
Communications - 0.5%
Internet - 0.1%
Uber Technologies, Inc., 4.800%, Due 9/15/2034	$	390,000	$390,800

Telecommunications - 0.4%
T-Mobile USA, Inc.,
5.050%, Due 7/15/2033		640,000	653,614
4.700%, Due 1/15/2035		1,780,000	1,747,935

			2,401,549

Total Communications			2,792,349

Consumer, Cyclical - 0.4%
Airlines - 0.1%
United Airlines, Inc., 4.625%, Due 4/15/2029A		360,000	355,050

Auto Manufacturers - 0.2%
Stellantis NV,
4.250%, Due 6/16/2031B	EUR	450,000	538,091
2.750%, Due 4/1/2032B		400,000	433,036

			971,127

Home Builders - 0.1%
K Hovnanian Enterprises, Inc.,
8.000%, Due 4/1/2031A	$	480,000	491,960
8.375%, Due 10/1/2033A		420,000	430,491

			922,451

Total Consumer, Cyclical			2,248,628

Consumer, Non-Cyclical - 1.2%
Commercial Services - 0.8%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.500%, Due 5/15/2033A	EUR	1,050,000	1,283,608
United Rentals North America, Inc.,
6.000%, Due 12/15/2029A	$	490,000	504,569
6.125%, Due 3/15/2034A		2,075,000	2,157,579

			3,945,756

Cosmetics/Personal Care - 0.0%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		155,000	153,736

Food - 0.1%
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, Due 1/15/2036A		650,000	663,787

Health Care - Services - 0.3%
HCA, Inc.,
5.500%, Due 6/1/2033		1,120,000	1,163,698
5.750%, Due 3/1/2035		315,000	329,409

			1,493,107

Total Consumer, Non-Cyclical			6,256,386

Energy - 3.3%
Oil & Gas - 1.1%
Aris Water Holdings LLC, 7.250%, Due 4/1/2030A		1,765,000	1,862,610
BP Capital Markets PLC,
4.250%, Due 3/22/2027, (5 yr. U.K. Government Bond + 3.887%)B C D	GBP	1,000,000	1,322,899
3.625%, Due 3/22/2029, (5 yr. EUR Swap + 3.780%)B C D	EUR	1,200,000	1,408,838
4.375%, Due 8/19/2031, (5 yr. EUR Swap + 2.220%)B C D		600,000	717,595

			5,311,942

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 11.3% (continued)
Energy - 3.3% (continued)
Pipelines - 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, Due 6/15/2029A	$	625,000	$622,896
6.625%, Due 2/1/2032A		435,000	447,909
Cheniere Energy, Inc., 5.650%, Due 4/15/2034		1,735,000	1,787,578
Kinetik Holdings LP,
6.625%, Due 12/15/2028A		100,000	102,646
5.875%, Due 6/15/2030A		1,225,000	1,232,281
ONEOK, Inc.,
5.050%, Due 11/1/2034		410,000	404,364
5.400%, Due 10/15/2035		1,015,000	1,018,965
Plains All American Pipeline LP, 5.950%, Due 6/15/2035		180,000	187,881
Plains All American Pipeline LP/PAA Finance Corp.,
4.700%, Due 1/15/2031		200,000	200,479
5.700%, Due 9/15/2034		1,575,000	1,623,701
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, Due 2/15/2029A		535,000	550,954
6.000%, Due 9/1/2031A		500,000	488,913
Targa Resources Corp.,
6.125%, Due 3/15/2033		280,000	297,755
6.500%, Due 3/30/2034		600,000	653,323
5.650%, Due 2/15/2036		200,000	204,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031		650,000	652,014
Williams Cos., Inc., 5.600%, Due 3/15/2035		900,000	933,918

			11,410,390

Total Energy			16,722,332

Financial - 2.7%
Banks - 0.5%
Dresdner Funding Trust I, 8.151%, Due 6/30/2031B		1,800,000	1,983,361
Morgan Stanley, 5.213%, Due 10/24/2035, (1 day GBP SONIA + 1.456%)C	GBP	600,000	793,006

			2,776,367

Diversified Financial Services - 0.7%
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	$	1,510,000	1,604,440
Encore Capital Group, Inc.,
6.276%, Due 1/15/2028, (3 mo. EURIBOR + 4.250%)B C	EUR	680,000	804,355
4.250%, Due 6/1/2028B	GBP	500,000	642,419
9.250%, Due 4/1/2029A	$	440,000	463,650

			3,514,864

REITS - 1.5%
Digital Dutch Finco BV,
1.500%, Due 3/15/2030B	EUR	400,000	436,415
1.000%, Due 1/15/2032B		900,000	908,552
3.875%, Due 9/13/2033B		200,000	236,450
Digital Intrepid Holding BV, 0.625%, Due 7/15/2031B		900,000	901,940
Equinix Europe 2 Financing Corp. LLC, 3.650%, Due 9/3/2033		2,165,000	2,532,273
Equinix, Inc., 1.000%, Due 3/15/2033		200,000	194,412
VICI Properties LP, 5.750%, Due 4/1/2034	$	2,340,000	2,430,101

			7,640,143

Total Financial			13,931,374

Industrial - 2.0%
Aerospace/Defense - 1.0%
Hexcel Corp., 5.875%, Due 2/26/2035		1,090,000	1,132,821
Howmet Aerospace, Inc., 5.950%, Due 2/1/2037		2,280,000	2,469,551
TransDigm, Inc., 6.000%, Due 1/15/2033A		1,255,000	1,268,788

			4,871,160

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 11.3% (continued)
Industrial - 2.0% (continued)
Building Materials - 0.5%
Quikrete Holdings, Inc., 6.375%, Due 3/1/2032A	$	1,400,000	$1,450,327
Standard Industries, Inc., 4.375%, Due 7/15/2030A		955,000	915,577

			2,365,904

Engineering & Construction - 0.2%
AECOM, 6.000%, Due 8/1/2033A		1,020,000	1,043,032

Packaging & Containers - 0.3%
Berry Global, Inc., 5.650%, Due 1/15/2034		1,645,000	1,714,273

Total Industrial			9,994,369

Technology - 1.2%
Semiconductors - 0.4%
Broadcom, Inc., 3.137%, Due 11/15/2035A		700,000	605,674
Marvell Technology, Inc., 5.450%, Due 7/15/2035		1,360,000	1,402,552

			2,008,226

Software - 0.8%
MSCI, Inc.,
3.875%, Due 2/15/2031A		1,225,000	1,174,009
3.250%, Due 8/15/2033A		300,000	268,079
5.250%, Due 9/1/2035		950,000	958,103
Oracle Corp.,
4.450%, Due 9/26/2030		460,000	459,683
4.800%, Due 9/26/2032		1,225,000	1,225,996

			4,085,870

Total Technology			6,094,096

Total Corporate Obligations (Cost $56,101,957)			58,039,534

FOREIGN CONVERTIBLE OBLIGATIONS - 0.3% (Cost $1,473,717)
Financial - 0.3%
Banks - 0.3%
BNP Paribas Fortis SA, 4.024%, Due 12/29/2049B C D	EUR	1,500,000	1,642,536

FOREIGN CORPORATE OBLIGATIONS - 48.4%
Basic Materials - 0.6%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033A	$	200,000	215,963
6.500%, Due 11/7/2033B		390,000	421,127

			637,090

Forest Products & Paper - 0.5%
Inversiones CMPC SA, 6.125%, Due 2/26/2034B		1,405,000	1,460,248
Suzano Austria GmbH,
3.750%, Due 1/15/2031		365,000	345,370
3.125%, Due 1/15/2032		595,000	533,948

			2,339,566

Total Basic Materials			2,976,656

Communications - 1.9%
Internet - 0.3%
Future PLC, 6.750%, Due 7/10/2030B	GBP	900,000	1,210,001

Media - 0.2%
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029A		600,000	787,592
4.250%, Due 1/15/2030B		300,000	374,193

			1,161,785

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.4% (continued)
Communications - 1.9% (continued)
Telecommunications - 1.4%
Altice France SA, 5.500%, Due 1/15/2028A	$	200,000	$176,000
Fibercop SpA,
4.750%, Due 6/30/2030B	EUR	800,000	954,023
6.000%, Due 9/30/2034B	$	500,000	476,581
Koninklijke KPN NV, 0.875%, Due 11/15/2033B	EUR	1,400,000	1,346,794
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D	$	300,000	298,009
Sable International Finance Ltd., 7.125%, Due 10/15/2032A		1,219,000	1,234,492
Telefonica Emisiones SA,
4.183%, Due 11/21/2033B	EUR	200,000	242,664
3.724%, Due 1/23/2034B		300,000	351,198
Telefonica Europe BV, 5.752%, Due 1/15/2032, (8 yr. EURIBOR ICE Swap + 3.121%)B C D		800,000	994,805
Vodafone Group PLC,
3.000%, Due 8/27/2080, (5 yr. EUR Swap + 3.477%)B C		800,000	905,375
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)B C	GBP	250,000	366,372

			7,346,313

Total Communications			9,718,099

Consumer, Cyclical - 2.8%
Auto Manufacturers - 0.3%
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D	EUR	200,000	234,770
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D		600,000	714,951
5.493%, Due 11/15/2030, (5 yr. EURIBOR ICE Swap + 3.171%)B C D		600,000	727,132

			1,676,853

Entertainment - 1.2%
Allwyn Entertainment Financing U.K. PLC, 4.125%, Due 2/15/2031A		1,400,000	1,596,485
Cirsa Finance International SARL, 6.500%, Due 3/15/2029B		700,000	855,877
CPUK Finance Ltd.,
4.500%, Due 8/28/2027B	GBP	700,000	922,605
5.876%, Due 8/28/2027B		600,000	821,357
3.690%, Due 2/28/2047B		200,000	257,964
Flutter Treasury DAC,
4.000%, Due 6/4/2031A	EUR	400,000	470,606
5.875%, Due 6/4/2031A	$	200,000	203,034
6.125%, Due 6/4/2031A	GBP	300,000	406,618
Lottomatica Group SpA, 4.875%, Due 1/31/2031A	EUR	500,000	604,864

			6,139,410

Home Builders - 0.3%
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	797,316
Miller Homes Group Finco PLC,
7.000%, Due 5/15/2029B		100,000	134,995
6.286%, Due 10/15/2030, (3 mo. EURIBOR + 4.250%)A C	EUR	400,000	476,658

			1,408,969

Leisure Time - 0.3%
Deuce Finco PLC, 6.764%, Due 6/15/2027, (3 mo. EURIBOR + 4.750%)B C		400,000	473,825
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028B	GBP	630,000	893,910

			1,367,735

Retail - 0.7%
1011778 BC ULC/New Red Finance, Inc.,
3.500%, Due 2/15/2029A	$	375,000	358,037
6.125%, Due 6/15/2029A		950,000	971,342
Boots Group Finco LP, 5.375%, Due 8/31/2032A	EUR	600,000	724,686
Duomo Bidco SpA, 6.151%, Due 7/15/2031, (3 mo. EURIBOR + 4.125%)A C		900,000	1,062,968
Punch Finance PLC, 7.875%, Due 12/30/2030A	GBP	500,000	685,572

			3,802,605

Toys, Games, & Hobbies - 0.0%
Asmodee Group AB, 5.764%, Due 12/15/2029, (3 mo. EURIBOR + 3.750%)A C	EUR	211,765	250,125

Total Consumer, Cyclical			14,645,697

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.4% (continued)
Consumer, Non-Cyclical - 1.8%
Commercial Services - 0.7%
AA Bond Co. Ltd.,
3.250%, Due 7/31/2050B	GBP	200,000	$253,144
7.375%, Due 7/31/2050B		800,000	1,128,942
5.500%, Due 7/31/2050, A8B		500,000	676,552
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031B		300,000	433,989
RAC Bond Co. PLC,
5.250%, Due 11/4/2046A		500,000	666,653
5.250%, Due 11/4/2046B		400,000	533,323

			3,692,603

Food - 0.9%
Bimbo Bakeries USA, Inc., 5.375%, Due 1/9/2036B	$	1,385,000	1,407,248
BRF SA, 4.875%, Due 1/24/2030B		600,000	584,526
Tesco Corporate Treasury Services PLC,
3.375%, Due 5/6/2032B	EUR	600,000	705,215
5.125%, Due 5/22/2034B	GBP	900,000	1,169,671
5.500%, Due 2/27/2035B		700,000	924,014

			4,790,674

Private Equity - 0.2%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031A		480,000	694,382

Total Consumer, Non-Cyclical			9,177,659

Energy - 0.6%
Oil & Gas - 0.6%
Deepocean Ltd., 6.000%, Due 4/8/2031A	EUR	700,000	832,938
Guara Norte SARL, 5.198%, Due 6/15/2034A	$	845,119	826,711
OEG Finance PLC, 7.250%, Due 9/27/2029A	EUR	1,100,000	1,349,801

			3,009,450

Total Energy			3,009,450

Financial - 39.5%
Banks - 22.7%
Abanca Corp. Bancaria SA,
10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)B C D		1,000,000	1,376,627
4.625%, Due 12/11/2036, (5 yr. EURIBOR ICE Swap + 2.450%)B C		1,200,000	1,450,804
ABN AMRO Bank NV, 6.375%, Due 9/22/2034, (5 yr. EUR Swap + 3.902%)B C D		1,700,000	2,122,090
AIB Group PLC, 6.000%, Due 7/14/2031, (5 yr. EURIBOR ICE Swap + 3.705%)B C D		1,800,000	2,158,368
Banco Bilbao Vizcaya Argentaria SA,
8.375%, Due 6/21/2028, (5 yr. EURIBOR ICE Swap + 5.544%)B C D		1,000,000	1,302,022
8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B C	GBP	600,000	875,795
Banco de Sabadell SA,
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,400,000	1,663,533
5.000%, Due 5/19/2027, (5 yr. EUR Swap + 5.171%)B C D		1,200,000	1,423,262
Banco Mercantil del Norte SA, 6.625%, Due 1/24/2032, (10 yr. CMT + 5.034%)B C D	$	1,175,000	1,148,032
Banco Santander SA,
3.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 3.760%)B C D	EUR	2,600,000	2,887,603
6.000%, Due 1/2/2031, (5 yr. EURIBOR ICE Swap + 3.819%)B C D		2,000,000	2,410,173
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)B C		1,600,000	2,002,685
Bank of Ireland Group PLC,
6.375%, Due 3/10/2030, (5 yr. EURIBOR ICE Swap + 4.026%)B C D		2,200,000	2,693,150
6.125%, Due 3/18/2032, (5 yr. EURIBOR ICE Swap + 3.633%)B C D		200,000	239,839
6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B C		540,000	681,000
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,669,343
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D	$	1,030,000	973,485
9.250%, Due 9/15/2028, (5 yr. GBP SONIA Linked ICE Swap + 5.639%)C D	GBP	1,100,000	1,600,108
8.500%, Due 6/15/2030, (5 yr. GBP SONIA Linked ICE Swap + 4.881%)C D		2,100,000	2,994,071
BAWAG Group AG, 7.250%, Due 9/18/2029, (5 yr. EURIBOR ICE Swap + 5.052%)B C D	EUR	2,000,000	2,502,959
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C	$	600,000	589,200
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		400,000	401,607
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)B C		800,000	872,297

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.4% (continued)
Financial - 39.5% (continued)
Banks - 22.7% (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (continued)
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A C	$	700,000	$763,260
Belfius Bank SA, 6.125%, Due 5/6/2031, (5 yr. EUR Swap + 3.928%)B C D	EUR	1,400,000	1,698,290
BNP Paribas SA,
4.500%, Due 2/25/2030, (5 yr. CMT + 2.944%)B C D	$	1,900,000	1,734,479
7.375%, Due 6/11/2030, (5 yr. EURIBOR ICE Swap + 4.631%)B C D	EUR	1,800,000	2,340,470
2.500%, Due 3/31/2032, (5 yr. EURIBOR ICE Swap + 1.600%)B C		400,000	466,624
3.945%, Due 2/18/2037, (5 yr. EUR Swap + 1.650%)B C		800,000	942,402
BPCE SA, 2.125%, Due 10/13/2046, NC10, (5 yr. EUR Swap + 2.050%)B C		1,800,000	1,906,165
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D		2,600,000	2,949,555
7.500%, Due 1/16/2030, (5 yr. EURIBOR ICE Swap + 5.295%)B C D		400,000	522,641
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B C		600,000	753,824
Commerzbank AG,
7.875%, Due 10/9/2031, (5 yr. EURIBOR ICE Swap + 5.129%)B C D		400,000	530,146
6.625%, Due 10/9/2032, (5 yr. EURIBOR ICE Swap + 4.235%)B C D		400,000	494,862
6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B C		1,000,000	1,252,464
4.125%, Due 2/20/2037, (5 yr. EURIBOR ICE Swap + 1.950%)B C		1,000,000	1,194,231
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D		1,800,000	2,137,858
Credit Agricole SA,
1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)B C	GBP	1,200,000	1,556,581
5.750%, Due 11/9/2034, (5 yr. U.K. Government Bond + 1.950%)B C		400,000	545,167
5.875%, Due 3/23/2035, (5 yr. EURIBOR ICE Swap + 3.636%)B C D	EUR	2,400,000	2,862,642
Deutsche Bank AG,
8.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 5.261%)B C D		1,000,000	1,282,169
7.375%, Due 10/30/2031, (5 yr. EURIBOR ICE Swap + 5.112%)B C D		2,400,000	3,036,828
4.500%, Due 7/12/2035, (3 mo. EURIBOR + 1.700%)B C		1,100,000	1,362,682
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D		2,600,000	3,053,814
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D	GBP	1,319,000	1,776,406
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B C	EUR	1,100,000	1,380,699
5.874%, Due 11/18/2035, (1 day USD SOFR + 1.900%)C	$	600,000	618,948
ING Groep NV,
3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D		1,900,000	1,821,520
4.250%, Due 5/16/2031, NC10, (5 yr. CMT + 2.862%)C D		1,000,000	891,509
4.250%, Due 8/26/2035, (5 yr. EUR Swap + 1.780%)B C	EUR	900,000	1,085,245
3.875%, Due 8/20/2037, (5 yr. EURIBOR ICE Swap + 1.500%)B C		2,200,000	2,586,046
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D		1,900,000	2,361,750
8.505%, Due 9/20/2032B	GBP	1,991,000	3,084,265
6.184%, Due 2/20/2034, (5 yr. EURIBOR ICE Swap + 3.250%)B C	EUR	1,000,000	1,276,775
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)B C D	GBP	1,400,000	2,101,516
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B C		700,000	1,016,311
Jyske Bank AS, 5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B C	EUR	1,100,000	1,367,145
KBC Group NV, 6.250%, Due 9/17/2031, (5 yr. EURIBOR ICE Swap + 3.989%)B C D		1,800,000	2,207,045
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D	GBP	1,000,000	1,414,000
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B C		3,400,000	4,022,385
NatWest Group PLC,
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D		2,700,000	3,482,268
8.125%, Due 11/10/2033, (5 yr. CMT + 3.752%)C D	$	1,400,000	1,576,057
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	500,000	664,931
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B C		600,000	911,631
Societe Generale SA,
6.750%, Due 4/6/2028, (5 yr. USD Swap + 3.929%)B C D	$	200,000	201,349

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.4% (continued)
Financial - 39.5% (continued)
Banks - 22.7% (continued)
Societe Generale SA, (continued)
6.691%, Due 1/10/2034, (1 yr. CMT + 2.950%)B C	$	1,400,000	$1,524,962
Standard Chartered PLC, 4.300%, Due 8/19/2028, (5 yr. CMT + 3.135%)B C D		1,800,000	1,703,177
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D		800,000	748,116
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EURIBOR ICE Swap + 3.050%)B C	EUR	700,000	821,103
UniCredit SpA,
6.500%, Due 12/3/2031, (5 yr. EURIBOR ICE Swap + 4.212%)B C D		3,800,000	4,742,264
5.375%, Due 4/16/2034, (5 yr. EURIBOR ICE Swap + 2.800%)B C		300,000	373,909
4.175%, Due 6/24/2037, (5 yr. EURIBOR ICE Swap + 1.800%)B C		900,000	1,074,554

			116,261,093

Diversified Financial Services - 1.8%
Bracken MidCo1 PLC,
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	1,000,000	1,339,630
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)B		1,030,000	1,379,819
Burford Capital PLC, 5.000%, Due 12/1/2026, 0025		500,000	665,572
Jerrold Finco PLC,
7.875%, Due 4/15/2030A		350,000	485,231
7.875%, Due 4/15/2030B		200,000	277,275
7.500%, Due 6/15/2031A		300,000	412,476
Marex Group PLC,
13.250%, Due 6/30/2027, (5 yr. CMT + 10.158%)B C D	$	1,200,000	1,295,819
8.375%, Due 2/2/2028B	EUR	400,000	510,662
6.404%, Due 11/4/2029	$	650,000	670,393
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	1,402,301
Sherwood Financing PLC,
7.514%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)A C	EUR	320,000	362,150
9.625%, Due 12/15/2029A	GBP	450,000	591,818

			9,393,146

Insurance - 11.5%
Achmea BV,
4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	3,100,000	3,641,551
6.125%, Due 1/28/2035, (5 yr. EURIBOR ICE Swap + 3.735%)B C D		600,000	733,659
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D		1,400,000	1,691,555
Allianz SE,
5.600%, Due 9/3/2054, (5 yr. CMT + 2.771%)A C	$	1,000,000	1,025,924
4.431%, Due 7/25/2055, (3 mo. EURIBOR + 2.750%)B C	EUR	800,000	971,232
ASR Nederland NV,
6.625%, Due 12/27/2031, (5 yr. EURIBOR ICE Swap + 4.025%)B C D		400,000	506,415
6.500%, Due 4/2/2035, (5 yr. EURIBOR ICE Swap + 3.887%)B C D		1,550,000	1,929,832
Aviva PLC,
6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D	GBP	700,000	955,079
7.750%, Due 9/30/2032, (5 yr. U.K. Government Bond + 3.194%)B C D		600,000	841,310
6.125%, Due 9/12/2054, (5 yr. U.K. Government Bond + 3.300%)B C		1,560,000	2,103,263
AXA SA, 5.750%, Due 6/2/2030, (5 yr. EURIBOR ICE Swap + 3.599%)B C D	EUR	800,000	980,744
BUPA Finance PLC,
5.000%, Due 12/8/2026B	GBP	350,000	471,422
4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D		2,156,000	2,410,916
CNP Assurances SA,
2.500%, Due 6/30/2051, (3 mo. EURIBOR + 3.650%)B C	EUR	1,000,000	1,112,125
4.875%, Due 7/16/2054, (3 mo. EURIBOR + 3.374%)B C		700,000	869,397
Direct Line Insurance Group PLC, 4.750%, Due 6/7/2027, (5 yr. GBP Swap + 3.394%)B C D	GBP	2,760,000	3,681,899
Galaxy Bidco Ltd., 8.125%, Due 12/19/2029A		900,000	1,252,688
Hiscox Ltd., 7.000%, Due 6/11/2036, (1 day USD SOFR + 3.027%)B C	$	1,000,000	1,076,077
La Mondiale SAM,
6.750%, Due 1/17/2034, (5 yr. EUR Swap + 4.083%)B C D	EUR	700,000	874,154
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)B C	$	800,000	789,393
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D	GBP	2,500,000	3,203,212
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	669,187
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	1,664,000	2,297,936

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 48.4% (continued)
Financial - 39.5% (continued)
Insurance - 11.5% (continued)
Pension Insurance Corp. PLC, (continued)
4.625%, Due 5/7/2031B	GBP	750,000	$957,303
6.875%, Due 11/15/2034B		2,300,000	3,183,896
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)B C D		2,700,000	3,563,298
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D		2,100,000	3,305,367
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D		300,000	412,763
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)B C D		5,293,000	6,349,429
7.019%, Due 12/10/2034B		300,000	422,274
SCOR SE, 6.000%, Due 6/20/2034, (5 yr. EURIBOR ICE Swap + 3.857%)B C D	EUR	1,500,000	1,816,002
Unipol Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D		1,640,000	2,051,768
Zurich Finance Ireland II DAC, 5.500%, Due 4/23/2055, (5 yr. CMT + 2.419%)B C	$	2,800,000	2,824,402

			58,975,472

Savings & Loans - 3.5%
Coventry Building Society,
5.579%, Due 9/19/2028, (1 yr. GBP Swap + 2.083%)B C	GBP	500,000	681,709
8.750%, Due 6/11/2029, (5 yr. U.K. Government Bond + 4.727%)B C D		2,400,000	3,435,271
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D		1,600,000	2,141,080
7.500%, Due 12/20/2030, (5 yr. U.K. Government Bond + 3.852%)B C D		4,300,000	5,928,685
10.250%, Due 12/6/2099E		3,386,700	5,875,655

			18,062,400

Total Financial			202,692,111

Industrial - 0.1%
Transportation - 0.1%
Edge Finco PLC, 8.125%, Due 8/15/2031A		350,000	501,900

Technology - 0.1%
Software - 0.1%
IPD 3 BV, 5.500%, Due 6/15/2031A	EUR	500,000	596,139

Utilities - 1.0%
Electric - 0.7%
ContourGlobal Power Holdings SA,
3.125%, Due 1/1/2028B		500,000	582,690
3.125%, Due 1/1/2028A		200,000	233,076
EDP Servicios Financieros Espana SA, 3.500%, Due 7/21/2031B		1,000,000	1,193,593
ESB Finance DAC, 2.125%, Due 11/5/2033B		500,000	535,337
National Grid Electricity Transmission PLC, 0.823%, Due 7/7/2032B		1,000,000	997,440

			3,542,136

Gas - 0.3%
APA Infrastructure Ltd.,
0.750%, Due 3/15/2029B		600,000	655,331
3.500%, Due 3/22/2030B	GBP	600,000	755,856

			1,411,187

Total Utilities			4,953,323

Total Foreign Corporate Obligations (Cost $228,018,752)			248,271,034

FOREIGN SOVEREIGN OBLIGATIONS - 6.3%
Bundesrepublik Deutschland Bundesanleihe,
2.600%, Due 8/15/2034B	EUR	16,230,000	19,010,521
2.500%, Due 2/15/2035B		10,610,000	12,285,485
2.600%, Due 8/15/2035B		1,100,000	1,279,419

Total Foreign Sovereign Obligations (Cost $30,197,262)			32,575,425

ASSET-BACKED OBLIGATIONS - 16.4%
AIMCO CLO 19 Ltd., 9.325%, Due 10/20/2037, 2024-19A E, (3 mo. USD Term SOFR + 5.000%)A C	$	1,500,000	1,503,805
Aqueduct European CLO 8 DAC, 8.616%, Due 7/15/2037, 2024-8A E, (3 mo. EURIBOR + 6.590%)A C	EUR	1,500,000	1,775,251

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
ASSET-BACKED OBLIGATIONS - 16.4% (continued)
Armada Euro CLO I DAC, 2.764%, Due 10/24/2033, 1A AR, (3 mo. EURIBOR + 0.820%)A C	EUR	800,000	$937,832
Avoca CLO XIX DAC, 7.402%, Due 4/15/2038, 19A ER, (3 mo. EURIBOR + 5.000%)A C		2,000,000	2,342,231
Avoca CLO XXVIII DAC, 8.236%, Due 10/15/2037, 28A ER, (3 mo. EURIBOR + 6.210%)A C		1,500,000	1,775,154
Avoca CLO XXXVII DAC, 7.463%, Due 7/15/2038, 37A E, (3 mo. EURIBOR + 5.500%)A C		1,000,000	1,176,961
Ballyrock CLO 27 Ltd., 9.768%, Due 10/25/2037, 2024-27A D, (3 mo. USD Term SOFR + 5.450%)A C	$	1,300,000	1,303,143
Ballyrock CLO 28 Ltd., 5.645%, Due 1/20/2038, 2024-28A A1A, (3 mo. USD Term SOFR + 1.320%)A C		2,000,000	2,005,958
Ballyrock CLO 29 Ltd., 9.462%, Due 7/25/2038, 2025-29A D, (3 mo. USD Term SOFR + 5.150%)A C		2,500,000	2,505,130
Bardot CLO Ltd., 10.532%, Due 10/22/2032, 2019-2A ERR, (3 mo. USD Term SOFR + 6.200%)A C		1,750,000	1,723,967
BBAM European CLO VII DAC, Due 1/26/2039, 7A A, (3 mo. EURIBOR + 1.290%)A C F	EUR	800,000	939,241
Capital Four CLO I DAC, 3.046%, Due 10/15/2034, 3A A, (3 mo. EURIBOR + 1.020%)A C		600,000	703,049
Capital Four CLO IV DAC, 8.406%, Due 4/15/2038, 4A ER, (3 mo. EURIBOR + 6.380%)A C		1,500,000	1,768,399
Capital Four CLO X DAC, 7.529%, Due 10/25/2038, 10A E, (3 mo. EURIBOR + 5.500%)A C		1,600,000	1,878,481
Contego CLO X DAC, 9.126%, Due 5/15/2038, 10A ER, (3 mo. EURIBOR + 7.090%)A C		400,000	473,044
CVC Cordatus Loan Fund XVII DAC, 8.154%, Due 11/18/2033, 17A ER, (3 mo. EURIBOR + 6.120%)A C		1,250,000	1,487,519
Fidelity Grand Harbour CLO DAC, Due 10/15/2039, 2022-1A ERR, (3 mo. EURIBOR + 5.100%)A C F		500,000	587,025
GoldenTree Loan Management U.S. CLO 22 Ltd., 9.575%, Due 10/20/2037, 2024-22A E, (3 mo. USD Term SOFR + 5.250%)A C	$	1,500,000	1,505,209
Golub Capital Partners CLO 64B-R Ltd., 10.118%, Due 10/25/2037, 2022-64A ER, (3 mo. USD Term SOFR + 5.800%)A C		1,750,000	1,739,342
Golub Capital Partners CLO 75B Ltd., 10.218%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)A C		1,000,000	1,009,263
Harvest CLO XVI DAC, 7.596%, Due 10/15/2031, 16A ER, (3 mo. EURIBOR + 5.570%)A C	EUR	1,550,000	1,821,365
Hayfin Emerald CLO I DAC, 5.142%, Due 4/17/2034, 1A DR, (3 mo. EURIBOR + 3.100%)A C		1,500,000	1,759,658
Henley CLO XIV DAC, 7.425%, Due 3/25/2038, 14A E, (3 mo. EURIBOR + 5.500%)A C		1,500,000	1,762,311
HPS Loan Management Ltd., 5.695%, Due 10/20/2037, 2024-22A A1, (3 mo. USD Term SOFR + 1.370%)A C	$	1,500,000	1,504,800
ICG Euro CLO DAC, 8.576%, Due 2/15/2037, 2024-1A E, (3 mo. EURIBOR + 6.540%)A C	EUR	1,500,000	1,767,198
Jubilee CLO DAC, 8.804%, Due 7/21/2037, 2024-28A E, (3 mo. EURIBOR + 6.780%)A C		1,500,000	1,770,846
Madison Park Euro Funding X DAC, 2.679%, Due 10/25/2030, 10A A1, (3 mo. EURIBOR + 0.740%)A C		961,631	1,124,723
Margay CLO I DAC, 3.326%, Due 1/15/2038, 1A AR, (3 mo. EURIBOR + 1.300%)A C		1,000,000	1,173,485
Menlo CLO II Ltd., 10.577%, Due 4/20/2038, 2025-2A E, (3 mo. USD Term SOFR + 6.250%)A C	$	1,000,000	1,019,040
Neuberger Berman Loan Advisers CLO 26 Ltd.,
5.689%, Due 10/18/2038, 2017-26A AR2, (3 mo. USD Term SOFR + 1.360%)A C		1,900,000	1,906,910
10.829%, Due 10/18/2038, 2017-26A ER, (3 mo. USD Term SOFR + 6.500%)A C		1,500,000	1,530,638
North Westerly IX ESG CLO DAC, 8.026%, Due 1/15/2038, IX-A E, (3 mo. EURIBOR + 6.000%)A C	EUR	1,000,000	1,175,301
North Westerly X ESG CLO DAC, Due 4/25/2038, X-A E, (3 mo. EURIBOR + 5.150%)A C F		500,000	587,025
Oaktree CLO Ltd.,
9.932%, Due 10/22/2037, 2024-27A E, (3 mo. USD Term SOFR + 5.600%)A C	$	1,250,000	1,251,716
8.919%, Due 4/15/2038, 2025-29A E, (3 mo. USD Term SOFR + 4.650%)A C		750,000	740,873
OCP CLO Ltd., 9.718%, Due 10/16/2037, 2024-36A E, (3 mo. USD Term SOFR + 5.400%)A C		1,500,000	1,490,817
OCP Euro CLO DAC, 7.821%, Due 10/18/2037, 2024-11A E, (3 mo. EURIBOR + 5.800%)A C	EUR	1,500,000	1,766,650
Palmer Square European Loan Funding DAC, 7.836%, Due 5/15/2034, 2024-3A E, (3 mo. EURIBOR + 5.800%)A C		1,500,000	1,769,564
Penta CLO 16 DAC, 8.811%, Due 10/18/2036, 2024-16A E, (3 mo. EURIBOR + 6.790%)A C		1,500,000	1,772,762
Penta CLO 9 DAC,
7.979%, Due 7/25/2036, 2021-9A E, (3 mo. EURIBOR + 6.040%)A C		1,000,000	1,189,480
10.679%, Due 7/25/2036, 2021-9A F, (3 mo. EURIBOR + 8.740%)A C		1,000,000	1,176,583
Pikes Peak CLO 16 Ltd., 10.318%, Due 7/25/2037, 2024-16A E, (3 mo. USD Term SOFR + 6.000%)A C	$	1,500,000	1,514,786
Providus CLO VI DAC, 8.138%, Due 5/20/2034, 6A E, (3 mo. EURIBOR + 6.110%)A C	EUR	1,250,000	1,489,336
Rockfield Park CLO DAC, 7.991%, Due 7/16/2034, 1A D, (3 mo. EURIBOR + 5.950%)A C		1,500,000	1,775,582
RRE 1 Loan Management DAC, Due 10/15/2040, 1A DRR, (3 mo. EURIBOR + 5.000%)A C F		500,000	587,025
RRE 24 Loan Management DAC, 3.529%, Due 4/15/2040, 24A A1, (3 mo. EURIBOR + 1.160%)A C		750,000	879,888
RRE 25 Loan Management DAC, 3.330%, Due 4/15/2038, 25A A1, (3 mo. EURIBOR + 1.170%)A C		1,500,000	1,757,927
RRE 5 Loan Management DAC, 8.376%, Due 1/15/2037, 5A DR, (3 mo. EURIBOR + 6.350%)A C		1,000,000	1,194,571
RRE 8 Loan Management DAC, 7.776%, Due 7/15/2040, 8A DR, (3 mo. EURIBOR + 5.750%)A C		1,000,000	1,188,038
RRE 9 Loan Management DAC, 7.776%, Due 7/15/2040, 9A DR, (3 mo. EURIBOR + 5.750%)A C		750,000	889,984
Sculptor European CLO IV DAC, 7.948%, Due 4/27/2038, 4A ER, (3 mo. EURIBOR + 6.000%)A C		1,000,000	1,181,903
Sculptor European CLO V DAC, 7.522%, Due 10/15/2039, 5A ERR, (3 mo. EURIBOR + 5.500%)A C		1,000,000	1,174,051
Sound Point Euro CLO X Funding DAC, 3.524%, Due 4/20/2038, 10A A, (3 mo. EURIBOR + 1.500%)A C		800,000	941,835
Sycamore Tree CLO Ltd.,
5.642%, Due 8/28/2038, 2025-7A A1, (3 mo. USD Term SOFR + 1.360%)A C	$	1,000,000	1,002,502
9.782%, Due 8/28/2038, 2025-7A E, (3 mo. USD Term SOFR + 5.500%)A C		1,000,000	999,021
Symphony CLO 47 Ltd., 8.925%, Due 4/20/2038, 2025-47A E, (3 mo. USD Term SOFR + 4.600%)A C		1,000,000	990,551
Symphony CLO XXXIII Ltd., 5.579%, Due 1/24/2038, 2022-33A AR, (3 mo. USD Term SOFR + 1.260%)A C		1,000,000	1,001,294

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
ASSET-BACKED OBLIGATIONS - 16.4% (continued)
Tikehau CLO X DAC, 8.974%, Due 4/20/2038, 10A E, (3 mo. EURIBOR + 6.950%)A C	EUR	500,000	$596,461
Voya Euro CLO II DAC, 8.046%, Due 7/15/2035, 2A ER, (3 mo. EURIBOR + 6.020%)A C		1,700,000	2,015,783
Voya Euro CLO III DAC, 9.926%, Due 4/15/2033, 3X F, (3 mo. EURIBOR + 7.900%)B C		1,300,000	1,494,086
Voya Euro CLO IV DAC, 8.186%, Due 10/15/2034, 4A ER, (3 mo. EURIBOR + 6.160%)A C		1,750,000	2,077,099

Total Asset-Backed Obligations (Cost $80,278,516)			83,953,472

U.S. TREASURY OBLIGATIONS - 10.3%
U.S. Treasury Notes,
4.250%, Due 11/15/2034	$	3,140,000	3,175,816
4.625%, Due 2/15/2035		22,700,000	23,593,813
4.250%, Due 8/15/2035		25,795,000	26,004,584

			52,774,213

Total U.S. Treasury Obligations (Cost $52,334,052)			52,774,213

SHORT-TERM INVESTMENTS - 7.5%
U.S. Treasury Obligations - 2.1%
U.S. Treasury Bills, 4.244%, Due 10/16/2025F G		10,600,000	10,582,094

	Shares
Investment Companies - 5.4%
American Beacon U.S. Government Money Market Select Fund, 4.09%H I		27,637,466	27,637,466

Total Short-Term Investments (Cost $38,219,066)			38,219,560

TOTAL INVESTMENTS - 100.5% (Cost $486,623,322)			515,475,774
LIABILITIES, NET OF OTHER ASSETS - (0.5%)			(2,534,410)

TOTAL NET ASSETS - 100.0%			$512,941,364

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $125,857,095 or 24.5% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2025.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Zero coupon bond.
G	Coupon represents a weighted average yield to maturity.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

ESG - Environmental, Social, Governance.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

ULC - Unlimited Liability Corporation.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	188,080	GBP	188,312	10/27/2025	SSB	$—	$(232)	$(232)
USD	489,598	EUR	491,665	10/27/2025	SSB	—	(2,067)	(2,067)
USD	2,040,007	GBP	2,041,196	10/27/2025	SSB	—	(1,189)	(1,189)
USD	3,650,561	EUR	3,653,966	10/27/2025	SSB	—	(3,405)	(3,405)
USD	106,462,537	GBP	106,442,996	10/27/2025	SSB	19,541	—	19,541
USD	208,146,646	EUR	208,045,390	10/27/2025	SSB	101,256	—	101,256

						$120,797	$(6,893)	$113,904

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$58,039,534	$—	$58,039,534
Foreign Convertible Obligations	—	1,642,536	—	1,642,536
Foreign Corporate Obligations	—	248,271,034	—	248,271,034
Foreign Sovereign Obligations	—	32,575,425	—	32,575,425
Asset-Backed Obligations	—	83,953,472	—	83,953,472
U.S. Treasury Obligations	—	52,774,213	—	52,774,213
Short-Term Investments	27,637,466	10,582,094	—	38,219,560

Total Investments in Securities - Assets	$27,637,466	$487,838,308	$—	$515,475,774

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$120,797	$—	$120,797

Total Financial Derivative Instruments - Assets	$—	$120,797	$—	$120,797

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(6,893)	$—	$(6,893)

Total Financial Derivative Instruments - Liabilities	$—	$(6,893)	$—	$(6,893)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 9.2%
Communications - 3.6%
Telecommunications - 3.6%
AT&T, Inc., 2.900%, Due 12/4/2026	GBP	100,000	$132,057
T-Mobile USA, Inc., 2.250%, Due 2/15/2026	$	110,000	109,134
Verizon Communications, Inc., 1.875%, Due 9/19/2030	GBP	100,000	117,532

			358,723

Total Communications			358,723

Consumer, Cyclical - 1.3%
Auto Manufacturers - 1.3%
General Motors Financial Co., Inc., 5.150%, Due 8/15/2026A		100,000	134,991

Consumer, Non-Cyclical - 1.2%
Commercial Services - 1.2%
Fiserv Funding ULC, 2.875%, Due 6/15/2028	EUR	100,000	117,894

Financial - 2.1%
Banks - 0.7%
Bank of America Corp., 7.000%, Due 7/31/2028A	GBP	50,000	71,652

REITS - 1.4%
Digital Dutch Finco BV, 1.500%, Due 3/15/2030A	EUR	130,000	141,835

Total Financial			213,487

Technology - 1.0%
Software - 1.0%
Oracle Corp., 2.950%, Due 4/1/2030	$	110,000	103,665

Total Corporate Obligations (Cost $905,940)			928,760

FOREIGN CORPORATE OBLIGATIONS - 68.5%
Communications - 5.0%
Media - 1.4%
Arqiva Financing PLC, 7.210%, Due 6/30/2045A	GBP	100,000	141,466

Telecommunications - 3.6%
Deutsche Telekom International Finance BV, 2.500%, Due 10/10/2025A		100,000	134,436
Orange SA, 1.750%, Due 7/15/2028, (5 yr. EUR Swap + 2.100%)A B C	EUR	100,000	111,841
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)A B C		100,000	117,960

			364,237

Total Communications			505,703

Consumer, Cyclical - 1.4%
Entertainment - 1.4%
CPUK Finance Ltd., 5.876%, Due 8/28/2027A	GBP	100,000	136,893

Consumer, Non-Cyclical - 1.4%
Food - 1.4%
J Sainsbury PLC, 5.125%, Due 6/29/2030A		100,000	136,425

Financial - 44.3%
Banks - 22.3%
Argenta Spaarbank NV, 5.375%, Due 11/29/2027, (1 yr. EUR Swap + 2.750%)A B	EUR	100,000	121,242
Banco Santander SA, 2.250%, Due 10/4/2032, (5 yr. U.K. Government Bond + 1.650%)A B	GBP	100,000	128,119
Barclays PLC,
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B		100,000	134,240
8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A B		100,000	143,347
BNP Paribas SA,
2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B		100,000	132,015

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 68.5% (continued)
Financial - 44.3% (continued)
Banks - 22.3% (continued)
BNP Paribas SA, (continued)
4.159%, Due 8/28/2034, (5 yr. EURIBOR ICE Swap + 1.700%)A B	EUR	100,000	$119,929
BPCE SA, 6.125%, Due 5/24/2029A	GBP	100,000	138,559
Credit Agricole SA, 1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)A B		100,000	129,715
Deutsche Bank AG, 2.129%, Due 11/24/2026, (1 day USD SOFR + 1.870%)B	$	150,000	149,452
HSBC Holdings PLC, 8.201%, Due 11/16/2034, (5 yr. U.K. Government Bond + 4.550%)A B	GBP	100,000	148,208
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A B		100,000	138,130
Intesa Sanpaolo SpA, 5.148%, Due 6/10/2030A		100,000	133,640
Lloyds Banking Group PLC, 6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A B		100,000	139,368
NatWest Group PLC, 5.642%, Due 10/17/2034, (5 yr. U.K. Government Bond + 2.100%)A B		100,000	135,408
Santander U.K. Group Holdings PLC, 7.098%, Due 11/16/2027, (1 yr. GBP Swap + 2.866%)A B		100,000	138,066
Societe Generale SA, 5.500%, Due 4/13/2029, (1 yr. CMT + 1.200%)A B	$	200,000	204,243

			2,233,681

Insurance - 14.0%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A B	EUR	100,000	117,542
Aviva PLC, 4.375%, Due 9/12/2049, (1 day GBP SONIA + 4.721%)A B	GBP	100,000	130,755
AXA SA, 3.250%, Due 5/28/2049, (3 mo. EURIBOR + 3.200%)A B	EUR	100,000	118,006
BUPA Finance PLC, 5.000%, Due 12/8/2026A	GBP	100,000	134,692
CNP Assurances SA, 4.750%, Due 6/27/2028, (5 yr. EUR Swap + 3.914%)A B C	EUR	100,000	117,694
NN Group NV, 4.625%, Due 1/13/2048, (3 mo. EURIBOR + 4.950%)A B		100,000	121,495
Pension Insurance Corp. PLC, 5.625%, Due 9/20/2030A	GBP	100,000	135,202
Phoenix Group Holdings PLC, 5.867%, Due 6/13/2029A		100,000	136,957
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A		100,000	138,912
Rothesay Life PLC, 8.000%, Due 10/30/2025A		190,000	256,092

			1,407,347

Real Estate - 2.6%
Liberty Living Finance PLC, 3.375%, Due 11/28/2029A		100,000	126,636
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, B2, (1 day GBP SONIA + 4.440%)A B		100,000	133,493

			260,129

Savings & Loans - 5.4%
Coventry Building Society, 5.875%, Due 3/12/2030, (1 yr. U.K. Government Bond + 1.950%)A B		100,000	138,788
Nationwide Building Society, 5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)A B C		200,000	267,635
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B		100,000	138,981

			545,404

Total Financial			4,446,561

Industrial - 2.7%
Transportation - 1.3%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A		100,000	134,832

Trucking & Leasing - 1.4%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026		100,000	137,663

Total Industrial			272,495

Technology - 1.2%
Software - 1.2%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	120,084

Utilities - 12.5%
Electric - 9.9%
EnBW International Finance BV,
3.500%, Due 7/24/2028A		25,000	30,163
3.000%, Due 5/20/2029A		70,000	82,947
Iberdrola International BV, 1.450%, Due 11/9/2026, NC6, (5 yr. EUR Swap + 1.832%)A B C		100,000	114,731
NIE Finance PLC, 6.375%, Due 6/2/2026A	GBP	100,000	136,075
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A B C	EUR	200,000	237,712
TenneT Holding BV, 4.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 1.947%)A B C		100,000	121,050
Tennet Netherlands BV, 1.375%, Due 6/26/2029A		120,000	135,465
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A B	GBP	100,000	137,431

			995,574

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 68.5% (continued)
Utilities - 12.5% (continued)
Gas - 1.3%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A B	EUR	100,000	$129,545

Water - 1.3%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A	GBP	100,000	134,143

Total Utilities			1,259,262

Total Foreign Corporate Obligations (Cost $6,431,656)			6,877,423

FOREIGN SOVEREIGN OBLIGATIONS - 7.8% (Cost $772,595)
Bundesobligation, 2.400%, Due 4/18/2030 A	EUR	660,000	779,313

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Castell PLC, 4.823%, Due 11/25/2053, 2021-1 A, (1 day GBP SONIA + 0.850%)A B	GBP	10,027	13,493
Holmes Master Issuer PLC, 4.609%, Due 10/15/2072, 2023-2 A1, (1 day GBP SONIA + 0.540%)A B		100,000	134,847
Together Asset-Backed Securitisation PLC, 4.772%, Due 7/12/2063, 2021-1ST1 A, (1 day GBP SONIA + 0.700%)A B		33,873	45,558
Twin Bridges PLC, 6.086%, Due 3/12/2055, 2021-1 D, (1 day GBP SONIA + 2.100%)A B		130,000	175,416

Total Collateralized Mortgage Obligations (Cost $361,600)			369,314

U.S. TREASURY OBLIGATIONS - 3.2% (Cost $321,091)
U.S. Treasury Notes, 4.000%, Due 3/31/2030	$	319,000	322,726

SHORT-TERM INVESTMENTS - 4.3% (Cost $430,602)
U.S. Treasury Obligations - 4.3%
U.S. Treasury Bills, 4.091%, Due 10/30/2025D E		432,000	430,590

TOTAL INVESTMENTS - 96.7% (Cost $9,223,484)			9,708,126
OTHER ASSETS, NET OF LIABILITIES - 3.3%			326,635

TOTAL NET ASSETS - 100.0%			$10,034,761

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2025.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Coupon represents a weighted average yield to maturity.
E	Zero coupon bond.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

ULC - Unlimited Liability Corporation.

Forward Foreign Currency Contracts Open on September 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	3,119,724	EUR	3,130,112	10/9/2025	SSB	$—	$(10,388)	$(10,388)
USD	5,585,406	GBP	5,582,242	10/9/2025	SSB	3,164	—	3,164

						$3,164	$(10,388)	$(7,224)

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$928,760	$—	$928,760
Foreign Corporate Obligations	—	6,877,423	—	6,877,423
Foreign Sovereign Obligations	—	779,313	—	779,313
Collateralized Mortgage Obligations	—	369,314	—	369,314
U.S. Treasury Obligations	—	322,726	—	322,726
Short-Term Investments	—	430,590	—	430,590

Total Investments in Securities - Assets	$—	$9,708,126	$—	$9,708,126

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$3,164	$—	$3,164

Total Financial Derivative Instruments - Assets	$—	$3,164	$—	$3,164

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(10,388)	$—	$(10,388)

Total Financial Derivative Instruments - Liabilities	$—	$(10,388)	$—	$(10,388)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2025 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.